Accounts receivable and contract assets -Schedule of accounts receivables by maturity date (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of account receivable and contract assets by maturity date
(-) Expected credit losses	$ (1,880)	$ (2,744)	$ (354)
Total	97,288	93,717
Current
Disclosure of account receivable and contract assets by maturity date
Accounts receivables, gross	90,184	85,099
from 1 to 60 days
Disclosure of account receivable and contract assets by maturity date
Accounts receivables, gross	6,250	8,860
61 to 360 days
Disclosure of account receivable and contract assets by maturity date
Accounts receivables, gross	897	2,430
Over 360 days
Disclosure of account receivable and contract assets by maturity date
Accounts receivables, gross	$ 1,837	$ 72